UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06242
                                   ---------

                     Adjustable Rate Securities Portfolios
                     -------------------------------------
              (Exact name of registrant as specified in charter)

                One Franklin Parkway, San Mateo, CA 94403-1906
             (Address of principal executive offices) (Zip code)

      Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906
      -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area
code: (650) 312-2000
      --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period: 4/30/04
                          -------

      Item 1. Reports to Stockholders.

76 | Semiannual Report

Adjustable Rate Securities Portfolios

FINANCIAL HIGHLIGHTS


U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO


                                                      -------------------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                       APRIL 30, 2004                  YEAR ENDED OCTOBER 31,
                                                        (UNAUDITED)     2003        2002        2001        2000        1999
                                                      -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..............          $9.18       $9.39       $9.47       $9.30       $9.31       $9.37
                                                      -------------------------------------------------------------------------
Income from investment operations:

 Net investment income ............................           .109        .209        .354        .552        .555        .496

 Net realized and unrealized gains (losses) .......          (.003)      (.064)       .012        .213       (.010)      (.060)
                                                      -------------------------------------------------------------------------
Total from investment operations ..................           .106        .145        .366        .765        .545        .436
Less distributions from net investment income .....          (.166)      (.355)      (.446)      (.600)      (.555)      (.496)
                                                      -------------------------------------------------------------------------
Net asset value, end of period ....................          $9.12       $9.18       $9.39       $9.47       $9.30       $9.31
                                                      =========================================================================

Total return a ....................................          1.17%       1.56%       4.08%       8.52%       6.03%       4.77%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................       $608,030    $661,213    $572,510    $253,547    $232,949    $281,974
Ratios to average net assets:
 Expenses .........................................           .41% c      .41%        .41%        .42%        .43%        .43%
 Net investment income ............................          2.43% c     2.15%       3.77%       5.88%       5.96%       5.32%
Portfolio turnover rate ...........................         15.19%     130.32%      85.05%       2.49%      12.68%      23.23%
Portfolio turnover rate excluding mortgage dollar
 rolls b ..........................................         15.19%      96.52%      85.05%       2.49%      12.68%      23.23%

a Total return is not annualized for periods less than one year.

b See Note 1(d) regarding mortgage dollar rolls.

c Annualized.

                     Semiannual Report | See notes to financial statements. | 77

Adjustable Rate Securities Portfolios

STATEMENT OF INVESTMENTS, APRIL 30, 2004 (UNAUDITED)


--------------------------------------------------------------------------------------------------------------------------
  U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                      PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------------
  U.S. GOVERNMENT AND AGENCY SECURITIES 90.6%
  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) 23.0%
  Cap 10.885%, Margin 2.32% + CMT, Resets Annually, 5.54%, 5/01/32 .....................     $ 7,899,703      $  8,110,203
  Cap 10.98%, Margin 2.25% + CMT, Resets Annually, 5.972%, 9/01/31 .....................       2,502,826         2,565,057
  Cap 11.00%, Margin 1.91% + 12ML, Resets Annually, 6.06%, 8/01/31 .....................       1,000,440         1,024,202
  Cap 11.18%, Margin 2.23% + CMT, Resets Annually, 6.175%, 9/01/31 .....................       2,161,518         2,198,529
  Cap 11.21%, Margin 1.91% + 12ML, Resets Annually, 6.18%, 8/01/31 .....................         857,465           877,859
  Cap 11.21%, Margin 2.20% + CMT, Resets Annually, 3.405%, 10/01/24 ....................       2,856,142         2,957,218
  Cap 11.253%, Margin 1.75% + CMT, Resets Annually, 3.00%, 11/01/16 ....................         977,559           999,476
  Cap 11.434%, Margin 2.365% + CMT, Resets Annually, 3.537%, 4/01/30 ...................       1,067,327         1,090,217
  Cap 11.435%, Margin 2.198% + CMT, Resets Annually, 3.388%, 9/01/27 ...................         766,860           790,124
  Cap 11.46%, Margin 2.25% + CMT, Resets Annually, 3.51%, 10/01/25 .....................       1,675,317         1,707,179
  Cap 11.633%, Margin 2.076% + CMT, Resets Annually, 7.024%, 7/01/27 ...................       1,120,308         1,140,636
  Cap 11.65%, Margin 2.26% + CMT, Resets Annually, 3.497%, 11/01/29 ....................       9,763,854        10,062,986
  Cap 11.963%, Margin 2.24% + CMT, Resets Annually, 5.432%, 8/01/32 ....................      10,290,481        10,635,669
  Cap 11.98%, Margin 2.50% + 5CMT, Resets Every 5 Years, 6.114%, 8/01/29 ...............       6,785,368         6,956,999
  Cap 11.989%, Margin 2.478% + 3CMT, Resets Every 3 Years, 6.227%, 11/01/35 ............       1,339,495         1,370,433
  Cap 12.00%, Margin 2.41% + CMT, Resets Annually, 3.599%, 11/01/25 ....................       2,206,493         2,276,319
  Cap 12.012%, Margin 2.297% + 5CMT, Resets Every 5 Years, 6.892%, 5/01/26 .............         746,769           767,919
  Cap 12.069%, Margin 2.23% + 3CMT, Resets every 3 Years, 5.355%, 6/01/26 ..............         826,449           841,507
  Cap 12.07%, Margin 2.39% + CMT, Resets Annually, 6.05%, 7/01/29 ......................       1,298,202         1,344,181
  Cap 12.20%, Margin 2.426% + CMT, Resets Annually, 4.073%, 11/01/29 ...................       2,731,651         2,823,271
  Cap 12.22%, Margin 2.23% + CMT, Resets Annually, 5.114%, 3/01/32 .....................       1,450,082         1,462,429
  Cap 12.364%, Margin 2.051% + COFI, Resets Annually, 4.16%, 11/01/25 ..................      10,250,459        10,432,556
  Cap 12.427%, Margin 2.225% + 5CMT, Resets Every 5 Years, 7.751%, 12/01/27 ............         136,841           141,167
  Cap 12.52%, Margin 2.48% + CMT, Resets Annually, 3.704%, 12/01/30 ....................       3,747,751         3,872,054
  Cap 12.54%, Margin 2.34% + CMT, Resets Annually, 5.22%, 4/01/25 ......................       2,914,659         2,968,331
  Cap 12.59%, Margin 2.71% + CMT, Resets Annually, 3.907%, 12/01/28 ....................       1,626,133         1,679,070
  Cap 12.732%, Margin 2.44% + CMT, Resets Annually, 6.029%, 5/01/32 ....................       2,234,577         2,320,191
  Cap 12.744%, Margin 2.00% + CMT, Resets Annually, 3.291%, 7/01/18 ....................         476,101           489,629
  Cap 12.79%, Margin 2.24% + CMT, Resets Annually, 3.447%, 8/01/30 .....................       7,315,814         7,505,573
  Cap 12.806%, Margin 2.230% + CMT, Resets Annually, 3.473%, 4/01/18 ...................       1,590,417         1,637,881
  Cap 12.89%, Margin 1.80% + COFI, Resets Semi-Annually, 3.795%, 12/01/19 ..............       4,859,907         4,958,324
  Cap 12.90%, Margin 2.31% + CMT, Resets Annually, 3.527%, 8/01/27 .....................       3,971,240         4,135,670
  Cap 13.006%, Margin 2.00% + CMT, Resets Annually, 3.196%, 9/01/19 ....................       1,105,769         1,136,247
  Cap 13.022%, Margin 1.749% + 6 Month TB, Resets Semi-Annually, 2.994%, 10/01/29 ......         382,330           393,937
  Cap 13.156%, Margin 1.915% + CMT, Resets Annually, 3.165%, 12/01/16 ..................         690,973           705,936
  Cap 13.175%, Margin 2.233% + CMT, Resets Annually, 3.453%, 5/01/25 ...................         841,700           868,151
  Cap 13.191%, Margin 1.841% + CMT, Resets Annually, 4.596%, 1/01/23 ...................       1,223,240         1,237,111
  Cap 13.23%, Margin 2.06% + CMT, Resets Annually, 3.281%, 4/01/29 .....................       3,492,894         3,584,149
  Cap 13.246%, Margin 2.175% + CMT, Resets Annually, 3.267%, 10/01/18 ..................         285,392           293,388
  Cap 13.27%, Margin 1.963% + CMT, Resets Annually, 3.19%, 5/01/20 .....................       3,786,853         3,882,405
  Cap 13.292%, Margin 2.115% + CMT, Resets Annually, 3.419%, 3/01/19 ...................         162,879           167,200
  Cap 13.366%, Margin 2.102% + CMT, Resets Annually, 3.402%, 3/01/18 ...................         537,119           553,566
  Cap 13.37%, Margin 2.04% + CMT, Resets Annually, 3.256%, 4/01/19 .....................       1,931,588         1,985,228
  Cap 13.547%, Margin 2.405% + CMT, Resets Annually, 7.61%, 8/01/30 ....................       1,085,318         1,120,925
  Cap 13.64%, Margin 2.29% + CMT, Resets Annually, 3.481%, 1/01/23 .....................       9,908,348        10,347,172
  Cap 13.65%, Margin 2.249% + CMT, Resets Annually, 3.495%, 7/01/20 ....................         465,700           476,565
  Cap 13.793%, Margin 2.214% + CMT, Resets Annually, 3.55%, 11/01/19 ...................         127,526           130,977
  Cap 13.883%, Margin 2.462% + CMT, Resets Annually, 3.697%, 6/01/26 ...................       8,291,433         8,528,624

78 | Semiannual Report

Adjustable Rate Securities Portfolios


--------------------------------------------------------------------------------------------------------------------------
  U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                      PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------------
  U.S. GOVERNMENT AND AGENCY SECURITIES (CONT.)
  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) (CONT.)
  Cap 14.244%, Margin 2.10% + CMT, Resets Annually, 3.279%, 9/01/18 ....................     $ 1,974,612      $  2,030,216
  Cap 14.307%, Margin 1.957% + 3CMT, Resets Every 3 Years, 7.015%, 12/01/21 ............         210,158           207,627
  Cap 14.90%, Margin 2.546% + CMT, Resets Annually, 3.856%, 2/01/19 ....................         354,902           358,448
                                                                                                              ------------
                                                                                                               140,150,731
                                                                                                              ------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) 46.4%
  Cap 10.06%, Margin 2.30% + CMT, Resets Annually, 5.062%, 9/01/32 .....................       7,242,847         7,478,883
  Cap 10.50%, Margin 2.31% + CMT, Resets Annually, 5.495%, 8/01/32 .....................       2,131,502         2,179,075
  Cap 10.64%, Margin 2.176% + CMT, Resets Annually, 5.383%, 6/01/32 ....................       8,431,625         8,625,562
  Cap 10.71%, Margin 2.00% + CMT, Resets Annually, 5.053%, 10/01/32 ....................       1,385,184         1,414,752
  Cap 10.73%, Margin 2.25% + CMT, Resets Annually, 5.649%, 2/01/32 .....................       2,065,450         2,125,457
  Cap 10.81%, Margin 2.26% + CMT, Resets Annually, 4.871%, 11/01/17 ....................       4,239,779         4,348,679
  Cap 10.82%, Margin 2.02% + CMT, Resets Annually, 5.769%, 2/01/31 .....................       1,028,139         1,058,208
  Cap 10.895%, Margin 2.259% + CMT, Resets Annually, 5.814%, 11/01/31 ..................       1,815,283         1,876,363
  Cap 11.006%, Margin 2.12% + CMT, Resets Annually, 5.798%, 8/01/29 ....................       2,091,536         2,153,266
  Cap 11.06%, Margin 1.98% + CMT, Resets Annually, 3.226%, 3/01/22 .....................         101,181           103,997
  Cap 11.13%, Margin 2.147% + CMT, Resets Annually, 7.05%, 8/01/29 .....................         457,876           477,053
  Cap 11.135%, Margin 2.34% + CMT, Resets Annually, 6.089%, 5/01/31 ....................         598,542           620,229
  Cap 11.16%, Margin 2.24% + CMT, Resets Annually, 3.493%, 11/01/30 ....................      11,795,084        12,217,047
  Cap 11.24%, Margin 2.106% + CMT, Resets Annually, 3.345%, 11/01/27 ...................         944,406           976,012
  Cap 11.26%, Margin 2.31% + CMT, Resets Annually, 6.323%, 7/01/31 .....................       1,420,226         1,459,569
  Cap 11.329%, Margin 2.215% + CMT, Resets Annually, 5.306%, 5/01/32 ...................       3,174,847         3,276,489
  Cap 11.40%, Margin 1.88% + CMT, Resets Annually, 5.774%, 7/01/32 .....................       2,801,502         2,874,872
  Cap 11.475%, Margin 2.09% + CMT, Resets Annually, 5.521%, 4/01/32 ....................       4,668,446         4,772,556
  Cap 11.49%, Margin 1.65 + 12ML, Resets Annually, 5.421%, 10/01/31 ....................       2,856,237         2,904,473
  Cap 11.53%, Margin 2.35% + CMT, Resets Annually, 6.483%, 4/01/30 .....................       2,434,016         2,509,972
  Cap 11.531%, Margin 2.231% + CMT, Resets Annually, 4.709%, 12/01/32 ..................       4,520,936         4,680,024
  Cap 11.581%, Margin 2.18% + CMT, Resets Annually, 5.389%, 8/01/31 ....................       2,764,271         2,820,007
  Cap 11.61%, Margin 2.26% + CMT, Resets Annually, 4.042%, 9/01/39 .....................       2,828,066         2,896,098
  Cap 11.635%, Margin 2.436% + CMT, Resets Annually, 5.555%, 6/01/32 ...................       2,973,298         3,103,241
  Cap 11.662%, Margin 2.47% + CMT, Resets Annually, 3.909%, 8/01/28 ....................       7,353,656         7,638,322
  Cap 11.684%, Margin 1.25% + COFI, Resets Semi-Annually, 3.249%, 5/01/19 ..............       1,819,663         1,840,633
  Cap 11.705%, Margin 2.19% + CMT, Resets Annually, 3.551%, 11/01/36 ...................       2,887,147         2,947,830
  Cap 11.73%, Margin 2.33% + CMT, Resets Annually, 4.633%, 2/01/29 .....................         692,588           711,992
  Cap 11.836%, Margin 2.12% + CMT, Resets Annually, 5.775%, 6/01/31 ....................       2,211,937         2,280,477
  Cap 11.869%, Margin 2.12% + CMT, Resets Annually, 4.933%, 2/01/30 ....................         800,263           825,464
  Cap 11.884%, Margin 2.211% + CMT, Resets Annually, 3.309%, 2/01/25 ...................         151,372           154,830
  Cap 11.895%, Margin 2.11% + CMT, Resets Annually, 5.928%, 3/01/32 ....................      16,842,116        17,273,281
  Cap 11.901%, Margin 2.373% + CMT, Resets Annually, 3.607%, 5/01/29 ...................       1,153,597         1,181,864
  Cap 11.93%, Margin 2.00% + CMT, Resets Semi-Annually, 5.247%, 6/01/32 ................       1,112,312         1,139,384
  Cap 11.93%, Margin 2.13% + CMT, Resets Annually, 5.92%, 7/01/31 ......................       1,940,099         1,994,613
  Cap 11.94%, Margin 2.352% + CMT, Resets Annually, 7.076%, 9/01/29 ....................         517,910           533,129
  Cap 11.96%, Margin 2.15% + CMT, Resets Annually, 5.945%, 6/01/31 .....................       3,228,536         3,321,874
  Cap 11.966%, Margin 1.25% + COFI, Resets Semi-Annually, 3.158%, 4/01/22 ..............       2,222,081         2,258,053
  Cap 11.97%, Margin 2.14% + CMT, Resets Annually, 5.98%, 9/01/31 ......................       2,681,140         2,758,514
  Cap 12.008%, Margin 2.176% + CMT, Resets Annually, 6.036%, 2/01/32 ...................       3,072,381         3,187,922
  Cap 12.06%, Margin 1.67% + CMT, Resets Annually, 5.89%, 7/01/31 ......................         623,093           636,663
  Cap 12.066%, Margin 2.05% + 3CMT, Resets Every 3 Years, 6.09%, 6/01/29 ...............       2,533,985         2,591,406
  Cap 12.119%, Margin 2.235% + CMT, Reset Annually, 7.13%, 1/01/31 .....................         265,937           279,276

                                                          Semiannual Report | 79

Adjustable Rate Securities Portfolios


--------------------------------------------------------------------------------------------------------------------------
  U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                      PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------------
  U.S. GOVERNMENT AND AGENCY SECURITIES (CONT.)
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (CONT.)
  Cap 12.13%, Margin 2.598% + CMT, Resets Annually, 3.661%, 9/01/25 ....................     $ 1,749,041      $  1,809,139
  Cap 12.181%, Margin 2.628% + CMT, Resets Annually, 3.873%, 6/01/28 ...................       6,093,591         6,335,653
  Cap 12.233%, Margin 1.702% + COFI, Resets Semi-Annually, 5.333%, 1/01/19 .............       1,662,473         1,701,955
  Cap 12.31%, Margin 1.62% + COFI, Resets Semi-Annually, 3.514%, 4/01/19 ...............       2,079,452         2,107,931
  Cap 12.312%, Margin 1.90% + COFI, Resets Semi-Annually, 3.787%, 10/01/22 .............       1,863,336         1,890,320
  Cap 12.353%, Margin 2.30% + CMT, Resets Annually, 6.381%, 11/01/31 ...................       1,890,482         1,943,686
  Cap 12.368%, Margin 2.123% + 6 Month TB, Resets Semi-Annually, 3.242%, 1/01/29 .......       1,774,945         1,828,343
  Cap 12.391%, Margin 1.57% + CMT, Resets Annually, 6.363%, 11/01/31 ...................       4,224,803         4,316,711
  Cap 12.435%, Margin 2.146% + CMT, Resets Annually, 6.54%, 8/01/29 ....................         382,563           391,027
  Cap 12.494%, Margin 2.27% + CMT, Resets Annually, 6.45%, 4/01/31 .....................       8,937,160         9,268,594
  Cap 12.527% Margin 2.25% + CMT, Resets Annually, 3.456%, 12/01/27 ....................       2,593,694         2,680,154
  Cap 12.563%, Margin 2.12% + CMT, Resets Annually, 3.347%, 10/01/24 ...................      16,760,848        17,251,873
  Cap 12.57%, Margin 1.77% + COFI, Resets Monthly, 3.581%, 1/01/19 .....................       3,177,352         3,221,051
  Cap 12.57%, Margin 2.23% + CMT, Resets Annually, 3.446%, 5/01/25 .....................       2,009,570         2,075,792
  Cap 12.605%, Margin 2.536% + 6 Month DR, Resets Annually, 5.351%, 11/01/18 ...........         281,585           293,289
  Cap 12.61%, Margin 2.508% + CMT, Resets Annually, 4.047%, 1/01/29 ....................       2,506,536         2,585,154
  Cap 12.637%, Margin 2.00% + NCI, Resets Annually, 4.496%, 11/01/17 ...................       4,178,750         4,277,969
  Cap 12.64%, Margin 2.00% + CMT, Resets Annually, 3.181%, 3/01/19 .....................         821,798           847,480
  Cap 12.65%, Margin 1.75% + NCI, Resets Monthly, 4.00%, 10/01/28 ......................         145,519           148,306
  Cap 12.66%, Margin 1.75% + 6 Month DR, Resets Semi-Annually, 2.75%, 1/01/19 ..........       1,476,272         1,526,383
  Cap 12.662%, Margin 1.25% + COFI, Resets Monthly, 7.00%, 1/01/19 .....................          64,070            65,442
  Cap 12.70%, Margin 2.23% + CMT, Resets Annually, 3.432%, 3/01/30 .....................         519,521           532,947
  Cap 12.705%, Margin 1.25% + COFI, Resets Monthly, 3.328%, 9/01/18 ....................       7,070,540         7,157,937
  Cap 12.76%, Margin 1.25% + COFI, Resets Annually, 3.07%, 5/01/18 .....................       7,789,649         7,902,577
  Cap 12.763%, Margin 1.25% + COFI, Resets Monthly, 3.14%, 6/01/20 .....................       2,614,516         2,655,090
  Cap 12.77%, Margin 2.00% + CMT, Resets Annually, 3.18%, 4/01/27 ......................       7,040,897         7,234,545
  Cap 12.788%, Margin 2.11% + CMT, Resets Annually, 3.308%, 11/01/20 ...................         454,338           468,532
  Cap 12.804%, Margin 1.75% + CMT, Resets Annually, 2.967%, 5/01/19 ....................         962,124           985,485
  Cap 12.808%, Margin 1.25% + COFI, Resets Monthly, 3.704%, 5/01/36 ....................       4,366,619         4,427,888
  Cap 12.81%, Margin 2.25% + CMT, Resets Annually, 6.635%, 9/01/30 .....................       1,834,582         1,954,368
  Cap 12.84%, Margin 2.762% + 6 Month DR, Resets Semi-Annually, 5.656%, 6/01/17 ........         194,029           196,023
  Cap 12.848%, Margin 1.968% + CMT, Resets Annually, 3.246%, 12/01/17 ..................         236,246           242,307
  Cap 12.85%, Margin 2.078% + 5CMT, Resets Every 5 Years, 6.087%, 10/01/17 .............         459,899           467,337
  Cap 12.85%, Margin 2.27% + CMT, Resets Annually, 6.777%, 8/01/30 .....................       2,603,482         2,741,693
  Cap 12.85%, Margin 2.27% + CMT, Resets Annually, 6.842%, 9/01/30 .....................       2,027,218         2,149,757
  Cap 12.89%, Margin 2.125% + 6 Month DR, Resets Semi-Annually, 5.082%, 7/01/17 ........       1,912,128         1,979,965
  Cap 12.938%, Margin 1.25% + COFI, Resets Monthly, 3.061%, 2/01/19 ....................          18,744            18,949
  Cap 12.953%, Margin 2.125% + 6 Month TB, Resets Semi-Annually, 3.08%, 4/01/18 ........         419,991           433,003
  Cap 12.993%, Margin 2.092% + CMT, Resets Annually, 3.362%, 12/01/19 ..................         675,412           696,704
  Cap 13.01%, Margin 2.10% + CMT, Resets Annually, 3.346%, 6/01/19 .....................         583,435           604,350
  Cap 13.03%, Margin 1.25% + COFI, Resets Monthly, 6.852%, 2/01/20 .....................       1,829,816         1,868,889
  Cap 13.03%, Margin 1.75% + 6 Month TB, Resets Semi-Annually, 2.75%, 12/01/20 .........         607,714           623,150
  Cap 13.04%, Margin 2.24% + CMT, Resets Annually, 3.482%, 6/01/27 .....................       2,107,559         2,168,382
  Cap 13.063%, Margin 2.175% + CMT, Resets Annually, 3.459%, 4/01/19 ...................       1,456,578         1,501,435
  Cap 13.083%, Margin 2.005% + CMT, Resets Annually, 3.28%, 6/01/19 ....................         921,937           943,596
  Cap 13.128%, Margin 2.02% + COFI, Resets Semi-Annually, 3.98%, 6/01/19 ...............         758,899           769,532
  Cap 13.13%, Margin 2.19% + CMT, Resets Annually, 6.289%, 1/01/31 .....................       1,711,447         1,782,814
  Cap 13.202%, Margin 2.478% + 6 Month DR, Resets Semi-Annually, 5.653%, 11/01/26 ......         307,114           319,115
  Cap 13.245%, Margin 2.178% + 3CMT, Resets Every 3 Years, 6.004%, 1/01/26 .............       1,226,617         1,263,778

80 | Semiannual Report

Adjustable Rate Securities Portfolios


--------------------------------------------------------------------------------------------------------------------------
  U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                      PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------------
  U.S. GOVERNMENT AND AGENCY SECURITIES (CONT.)
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (CONT.)
  Cap 13.249%, Margin 2.00% + CMT, Resets Annually, 3.209%, 6/01/19 ....................     $   649,065      $    666,327
  Cap 13.281%, Margin 2.00% + CMT, Resets Annually, 3.128%, 10/01/19 ...................       1,051,923         1,080,916
  Cap 13.452%, Margin 2.148% + CMT, Resets Annually, 3.344%, 9/01/22 ...................       2,330,053         2,397,057
  Cap 13.46%, Margin 2.25% + CMT, Resets Annually, 7.54%, 10/01/30 .....................       1,660,752         1,757,357
  Cap 13.54%, Margin 1.25% + COFI, Resets Monthly, 3.533%, 8/01/26 .....................         304,669           309,118
  Cap 13.662%, Margin 2.177% + CMT, Resets Annually, 3.417%, 3/01/21 ...................         552,390           568,045
  Cap 13.688%, Margin 2.179% + 3CMT, Resets Every 3 Years, 6.094%, 3/01/26 .............       1,704,138         1,758,815
  Cap 13.791%, Margin 2.143% + CMT, Resets Annually, 3.373%, 12/01/20 ..................       1,403,950         1,446,035
  Cap 13.797%, Margin 2.20% + CMT, Resets Annually, 3.461%, 3/01/19 ....................         328,000           338,368
  Cap 13.80%, Margin 0.94% + 6 Month DR, Resets Semi-Annually, 6.603%, 7/01/24 .........         982,713         1,007,317
  Cap 13.85%, Margin 2.13% + 3CMT, Resets Every 3 Years, 4.668%, 3/01/22 ...............          65,244            65,280
  Cap 13.86%, Margin 1.842% + CMT, Resets Annually, 3.381%, 8/01/16 ....................          50,825            51,922
  Cap 13.875%, Margin 1.975% + CMT, Resets Annually, 3.225%, 3/01/18 ...................         470,535           482,671
  Cap 13.887%, Margin 2.25% + CMT, Resets Annually, 3.606%, 2/01/19 ....................         385,289           394,137
  Cap 13.896%, Margin 2.25% + CMT, Resets Annually, 3.50%, 12/01/18 ....................         466,934           481,357
  Cap 14.069%, Margin 2.089% + CMT, Resets Annually, 3.624%, 1/01/19 ...................       1,123,841         1,144,378
  Cap 14.083%, Margin 1.74% + CMT, Resets Annually, 2.957%, 3/01/20 ....................       6,557,229         6,733,880
  Cap 14.354%, Margin 2.07% + 5CMT, Resets Every 5 Years, 5.763%, 5/01/21 ..............         933,514           959,326
  Cap 14.42%, Margin 2.099% + CMT, Resets Annually, 3.34%, 3/01/20 .....................         394,074           404,684
  Cap 14.437%, Margin 1.845% + CMT, Resets Annually, 4.383%, 10/01/14 ..................         251,488           254,883
  Cap 14.561%, Margin 2.199% + 3CMT, Resets Every 3 Years, 5.999%, 12/01/24 ............       1,376,658         1,417,518
  Cap 14.68%, Margin 2.125% + 3CMT, Resets Every 3 Years, 6.322%, 8/01/22 ..............         366,911           375,948
  Cap 14.725%, Margin 2.42% + CMT, Resets Annually, 3.702%, 6/01/19 ....................       1,012,212         1,040,314
  Cap 14.769%, Margin 2.265% + 6 Month DR, Resets Semi-Annually, 7.538%, 3/01/25 .......         432,036           442,920
  Cap 14.77%, Margin 2.61% + 3CMT, Resets Every 3 Years, 6.118%, 3/01/20 ...............         493,699           511,043
  Cap 14.784%, Margin 1.87% + 3CMT, Resets Every 3 Years, 5.544%, 5/01/21 ..............       1,707,259         1,738,428
  Cap 14.804%, Margin 2.186% + 3CMT, Resets Every 3 Years, 6.35%, 12/01/17 .............         380,741           387,988
  Cap 14.887%, Margin 1.72% + CMT, Resets Annually, 2.928%, 1/01/16 ....................       1,975,288         2,017,005
  Cap 14.952%, Margin 2.523% + CMT, Resets Annually, 3.954%, 5/01/19 ...................         684,013           711,672
                                                                                                              ------------
                                                                                                               282,108,520
                                                                                                              ------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) 21.2%
a Cap 8.50%, Margin 1.50% + CMT, Resets Annually, 3.50%, 6/01/33 .......................      25,000,000        25,039,088
  Cap 9.50%, Margin 1.50% + CMT, Resets Annually, 3.50%, 4/20/32 .......................      11,568,389        11,648,440
  Cap 10.00%, Margin 1.50% + CMT, Resets Annually, 3.375%, 3/20/24 .....................       3,762,577         3,788,945
  Cap 10.00%, Margin 1.50% + CMT, Resets Annually, 4.625%, 10/20/23 ....................       4,368,668         4,465,734
  Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 3.25%, 4/20/30 ......................       2,313,058         2,309,936
  Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 3.375%, 1/20/27 .....................       4,468,189         4,510,635
  Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 3.375%, 2/20/28 .....................       1,758,901         1,776,440
  Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 3.50%, 7/20/29 ......................       3,640,804         3,687,928
  Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 3.50%, 6/20/31 ......................       1,766,581         1,779,469
  Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 4.375%, 4/20/22 .....................       2,432,692         2,456,741
  Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 4.375%, 4/20/28 .....................       2,887,634         2,919,584
  Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 4.625%, 11/20/23 ....................       4,957,654         5,077,450
  Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 4.625%, 10/20/24 ....................         724,865           742,484
  Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 4.625%, 10/20/26 ....................         758,341           775,665
  Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 4.625%, 10/20/27 ....................      14,263,110        14,536,507
  Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 4.75%, 9/20/22 ......................       1,036,067         1,065,749
  Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 4.75%, 9/20/27 ......................       1,008,219         1,029,413

                                                          Semiannual Report | 81

Adjustable Rate Securities Portfolios


--------------------------------------------------------------------------------------------------------------------------
  U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                      PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------------
  U.S. GOVERNMENT AND AGENCY SECURITIES (CONT.)
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (CONT.)
  Cap 11.00%, Margin 1.50% + CMT, Resets Annually, 3.00%, 7/20/30 ......................     $ 2,517,821      $  2,510,455
  Cap 11.00%, Margin 1.50% + CMT, Resets Annually, 3.375%, 2/20/23 .....................       2,217,345         2,236,875
  Cap 11.00%, Margin 1.50% + CMT, Resets Annually, 4.00%, 7/20/29 ......................       1,480,564         1,492,424
  Cap 11.00%, Margin 1.50% + CMT, Resets Annually, 4.375%, 5/20/24 .....................       1,903,395         1,922,523
  Cap 11.00%, Margin 1.50% + CMT, Resets Annually, 4.625%, 10/20/23 ....................       7,906,937         8,097,890
  Cap 11.00%, Margin 1.50% + CMT, Resets Annually, 4.75%, 7/20/23 ......................       1,056,060         1,083,216
  Cap 11.00%, Margin 1.50% + CMT, Resets Annually, 4.75%, 7/20/24 ......................       5,173,319         5,323,409
  Cap 11.00%, Margin 2.50% + CMT, Resets Annually, 5.75%, 7/20/25 ......................          90,917            93,644
  Cap 11.50%, Margin 1.50% + CMT, Resets Annually, 3.375%, 1/20/23 .....................       3,229,950         3,264,529
  Cap 11.50%, Margin 1.50% + CMT, Resets Annually, 3.375%, 2/20/23 .....................       1,715,855         1,734,224
  Cap 11.50%, Margin 1.50% + CMT, Resets Annually, 3.50%, 7/20/30 ......................       3,740,877         3,804,485
  Cap 11.50%, Margin 1.50% + CMT, Resets Annually, 3.50%, 8/20/30 ......................       2,236,720         2,274,482
  Cap 11.50%, Margin 1.50% + CMT, Resets Annually, 4.75%, 7/20/21 ......................       1,187,803         1,223,739
  Cap 12.00%, Margin 1.50% + CMT, Resets Annually, 4.625%, 12/20/24 ....................       1,240,688         1,272,344
  Cap 12.00%, Margin 1.50% + CMT, Resets Annually, 4.75%, 9/20/22 ......................       1,209,772         1,245,851
  Cap 12.00%, Margin 1.50% + CMT, Resets Annually, 4.75%, 7/20/25 ......................       3,574,295         3,672,316
                                                                                                              ------------
                                                                                                               128,862,614
                                                                                                              ------------
  TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $554,403,545) ......................                       551,121,865
                                                                                                              ------------
  MISCELLANEOUS MORTGAGE-BACKED SECURITES (COST $161,081)
  Travelers Mortgage Services Inc., Cap 13.95%, Margin 2.25% + CMT, Resets Annually,
    4.119%, 12/25/18 ...................................................................         158,359           160,283
                                                                                                              ------------
  TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST $554,564,626) ....................                       551,282,148
                                                                                                              ------------

82 | Semiannual Report

Adjustable Rate Securities Portfolios


--------------------------------------------------------------------------------------------------------------------------
  U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                      PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------------
  REPURCHASE AGREEMENT (COST $75,828,560) 12.5%
b Joint Repurchase Agreement, .971%, 05/03/04 (Maturity Value $75,834,696) .............     $75,828,560      $ 75,828,560
      ABN AMRO Bank, N.V., New York Branch (Maturity Value $7,293,023)
      Banc of America Securities LLC (Maturity Value $7,293,023)
      Barclays Capital Inc. (Maturity Value $7,293,023)
      Bear, Stearns & Co. Inc. (Maturity Value $3,646,889)
      BNP Paribas Securities Corp. (Maturity Value $7,293,023)
      Deutsche Bank Securities Inc. (Maturity Value $7,293,023)
      Dresdner Kleinwort Wasserstein Securities LLC (Maturity Value $7,293,023)
      Goldman, Sachs & Co. (Maturity Value $7,293,023)
      Lehman Brothers Inc. (Maturity Value $6,550,600)
      Morgan Stanley & Co. Inc. (Maturity Value $7,293,023)
      UBS Securities LLC (Maturity Value $7,293,023)
       Collateralized by U.S. Treasury Bills, Notes, and Bonds, and U.S.
       Government Agency Securities
                                                                                                              ------------
  TOTAL INVESTMENTS (COST $630,393,186) 103.1% .........................................                       627,110,708
  OTHER ASSETS, LESS LIABILITIES (3.1)% ................................................                       (19,081,010)
                                                                                                              ------------
  NET ASSETS 100.0% ....................................................................                      $608,029,698
                                                                                                              ============

PORTFOLIO ABBREVIATIONS | 3CMT - 3 Year Constant Maturity Treasury Index | 5CMT - 5 Year Constant Maturity Treasury Index |
                          12ML - 12 Month LIBOR | CMT - 1 Year Constant Maturity Treasury Index | COFI - Eleventh District
                          Cost of Funds Index | DR - Discount Rate | NCI - National Median Cost of Funds Index | TB - Treasury Bill
                          Rate


a See Note 1(c) regarding securities purchased on a to-be-announced basis.

b See Note 1(b) regarding joint repurchase agreement.

                     Semiannual Report | See notes to financial statements. | 83

Adjustable Rate Securities Portfolios

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
April 30, 2004 (unaudited)

                                                              ------------------
                                                               U.S. GOVERNMENT
                                                               ADJUSTABLE RATE
                                                              MORTGAGE PORTFOLIO
                                                              ------------------
Assets:
 Investments in securities:
  Cost ...................................................       $ 554,564,626
                                                              ----------------
  Value ..................................................         551,282,148
 Repurchase agreements, at value and cost ................          75,828,560
 Receivables:
  Investment securities sold .............................           4,368,765
  Interest ...............................................           2,351,397
                                                              ----------------
      Total assets .......................................         633,830,870
                                                              ----------------
Liabilities:
 Payables:
  Investment securities purchased ........................          25,296,875
  Capital shares redeemed ................................             294,496
  Affiliates .............................................             195,817
 Other liabilities .......................................              13,984
                                                              ----------------
      Total liabilities ..................................          25,801,172
                                                              ----------------
       Net assets, at value ..............................       $ 608,029,698
                                                              ================
Net assets consist of:
 Distribution in excess of net investment income .........       $  (3,768,455)
 Net unrealized appreciation (depreciation) ..............          (3,282,478)
 Accumulated net realized gain (loss) ....................         (13,558,646)
 Capital shares ..........................................         628,639,277
                                                              ----------------
Net assets, at value .....................................       $ 608,029,698
                                                              ================
Shares outstanding .......................................          66,661,172
                                                              ================
Net asset value and maximum offering price per share .....               $9.12
                                                              ================

84 | See notes to financial statements. | Semiannual Report

Adjustable Rate Securities Portfolios

STATEMENT OF OPERATIONS
for the six months ended April 30, 2004 (unaudited)


                                                                    ------------------
                                                                     U.S. GOVERNMENT
                                                                     ADJUSTABLE RATE
                                                                    MORTGAGE PORTFOLIO
                                                                    ------------------
Investment income:
 Interest ......................................................          $ 8,796,242
                                                                    ------------------
Expenses:
 Management fees (Note 3) ......................................            1,237,346
 Custodian fees ................................................                3,646
 Reports to shareholders .......................................                  911
 Professional fees .............................................                9,926
 Trustees' fees and expenses ...................................               19,073
 Other .........................................................                9,450
                                                                    ------------------
      Total expenses ...........................................            1,280,352
       Net investment income ...................................            7,515,890
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments .....................              (15,625)
 Net unrealized appreciation (depreciation) on investments .....              134,912
                                                                    ------------------
Net realized and unrealized gain (loss) ........................              119,287
                                                                    ------------------
Net increase (decrease) in net assets resulting from operations           $ 7,635,177
                                                                    ==================

                     Semiannual Report | See notes to financial statements. | 85

Adjustable Rate Securities Portfolios

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended April 30, 2004 (unaudited) and the year ended October 31, 2003


                                                                                        ----------------------------------
                                                                                          U.S. GOVERNMENT ADJUSTABLE RATE
                                                                                                MORTGAGE PORTFOLIO
                                                                                        ----------------------------------
                                                                                        SIX MONTHS ENDED     YEAR ENDED
                                                                                         APRIL 30, 2004   OCTOBER 31, 2003
                                                                                        ----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..........................................................        $  7,515,890      $ 13,650,553
  Net realized gain (loss) from investments ......................................             (15,625)        1,598,371
  Net unrealized appreciation (depreciation) on investments ......................             134,912        (6,584,707)
                                                                                        ----------------------------------
      Net increase (decrease) in net assets resulting from operations ............           7,635,177         8,664,217
 Distributions to shareholders from net investment income ........................         (11,285,043)      (24,152,220)
 Capital share transactions (Note 2) .............................................         (49,533,640)      104,191,546
                                                                                        ----------------------------------
      Net increase (decrease) in net assets ......................................         (53,183,506)       88,703,543
Net assets:
 Beginning of period .............................................................         661,213,204       572,509,661
                                                                                        ----------------------------------
 End of period ...................................................................        $608,029,698      $661,213,204
                                                                                        ==================================
Undistributed net investment income (distributions in excess of net investment income included in net assets):
  End of period ..................................................................        $ (3,768,455)     $        698
                                                                                        ==================================


86 | See notes to financial statements. | Semiannual Report

Adjustable Rate Securities Portfolios

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Adjustable Rate Securities Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one portfolio, the U.S. Government Adjustable Rate Mortgage Portfolio (the Portfolio). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The investment objective of the Portfolio is to seek current income.

The following summarizes the Portfolio's significant accounting policies:

a. SECURITY VALUATION

Securities listed or traded on a recognized national exchange are valued at the last reported sales price. Securities listed or traded on NASDAQ are valued at their official closing price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Debt securities are valued by independent pricing services or market makers under procedures approved by the Board of Trustees. If events occur that materially affect the values of securities after the prices are determined, but prior to 4:00 p.m. Eastern time or the close of trading on the NYSE, whichever is earlier, or if market quotations are deemed not readily available or reliable, the securities will be valued at fair value as determined following procedures approved by the Board of Trustees.

b. JOINT REPURCHASE AGREEMENT

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account to be used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the Fund based on its pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At April 30, 2004, all repurchase agreements had been entered into on that date.

c. SECURITIES PURCHASED ON A TBA BASIS

The Fund may purchase securities on a to be announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.


                                                          Semiannual Report | 87

Adjustable Rate Securities Portfolios

U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

d. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase a mortgage-backed security at a future date. Gains or losses are realized at the time of the sale and the difference between the repurchase price and sale price is recorded as an unrealized gain to the Fund. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill their obligations.

e. INCOME TAXES

No provision has been made for income taxes because the Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

f. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

g. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. GUARANTEES AND INDEMNIFICATIONS

Under the Trusts' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

88 | Semiannual Report

Adjustable Rate Securities Portfolios

U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO


2. SHARES OF BENEFICIAL INTEREST

At April 30, 2004, there was an unlimited number of shares authorized ($0.01 par value). Transactions in the Portfolio's shares were as follows:


                                        -------------------------------------------------------------
                                              SIX MONTHS ENDED                    YEAR ENDED
                                               APRIL 30, 2004                  OCTOBER 31, 2003
                                        -------------------------------------------------------------
                                            SHARES         AMOUNT          SHARES        AMOUNT
                                        -------------------------------------------------------------
Shares sold ..........................    4,430,657    $  40,539,339      39,039,368    $ 363,442,959
Shares issued in reinvestment of
 distributions .......................    1,232,373       11,285,043       2,599,534       24,152,220
Shares redeemed ......................  (11,059,764)    (101,358,022)    (30,552,039)    (283,403,633)
                                        -------------------------------------------------------------
Net increase(decrease) ...............   (5,396,734)   $ (49,533,640)     11,086,863    $ 104,191,546
                                        =============================================================


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, LLC (Advisers), the Portfolio's investment manager and trustees of Franklin Investors Securities Trust.

The Portfolio pays an investment management fee to Advisers of .400% of the first $5 billion of the portfolio's month end net assets. Fees are further reduced on net assets over $5 billion.

At April 30, 2004, all shares of the Portfolio were owned by the Franklin Adjustable U.S. Government Securities Fund.


4. INCOME TAXES

At April 30, 2004, net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes of $630,393,186 was as follows:

Unrealized appreciation ......................    $   749,137
Unrealized depreciation ......................     (4,031,615)
                                                  ------------
Net unrealized appreciation ..................    $(3,282,478)
                                                  ============

At October 31, 2003, the Portfolio had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
 2004 .......................................     $   419,303
 2007 .......................................         140,123
 2008 .......................................         210,331
 2009 .......................................       1,202,281
 2010 .......................................       2,667,031
 2011 .......................................       8,903,952
                                                  -----------
                                                  $13,543,021
                                                  ===========

                                                          Semiannual Report | 89

Adjustable Rate Securities Portfolios

U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO


4. INCOME TAXES (CONTINUED)

At October 31, 2003, the Portfolio had expired capital loss carryovers of $7,677,608, which were reclassified to paid-in-capital.

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of mortgage dollar roll and paydown losses.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of mortgage dollar roll and paydown losses.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended April 30, 2004 aggregated $87,571,788 and $141,310,897, respectively.


6. REGULATORY MATTERS

MASSACHUSETTS ADMINISTRATIVE PROCEEDING
On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company") claiming violations of the Massachusetts Uniform Securities Act ("Massachusetts Act") with respect to an alleged arrangement to permit market timing (the "Mass. Proceeding"). On February 14, 2004, the Company filed an answer denying all violations of the Massachusetts Act.

GOVERNMENTAL INVESTIGATIONS
As part of ongoing investigations by the U.S. Securities and Exchange Commission
(SEC), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General and the Vermont Department of Banking, Insurance, Securities, and Health Care Administration, relating to certain practices in the mutual fund industry, including late trading, market timing and sales compensation arrangements, the Company as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.


90 | Semiannual Report

Adjustable Rate Securities Portfolios

U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO


6. REGULATORY MATTERS (CONTINUED)

GOVERNMENTAL INVESTIGATIONS (CONTINUED)
The staff of the SEC has informed the Company that it intends to recommend that the SEC authorize a civil injunctive action against the Trust's investment manager. The SEC's investigation is focused on the activities that are the subject of the Mass. Proceeding described above and other instances of alleged market timing by a limited number of third parties that ended in 2000. The Company currently believes that the charges the SEC Staff is contemplating are unwarranted. There are discussions underway with the SEC Staff in an effort to resolve the issues raised in their investigation.

In response to requests for information and subpoenas from the SEC and the California Attorney General, the Company has provided documents and testimony has been taken relating to revenue sharing and directed brokerage arrangements with brokers who sell fund shares. Effective November 28, 2003, the Company determined not to direct any further brokerage where the allocation is based, not only on best execution, but in addition on the sale of fund shares.

OTHER LEGAL PROCEEDINGS
The Company, in addition to other entities within Franklin Templeton Investments, including certain of its subsidiaries, other funds, and current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York, New Jersey, and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain funds managed by the Company, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Mass. Proceeding detailed above. The lawsuits are styled as class actions or derivative actions.

In addition, the Company and its subsidiaries, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and payment of allegedly excessive commissions and advisory fees. These lawsuits are styled as class actions and derivative actions brought on behalf of certain funds.

Management strongly believes that the claims made in each of these lawsuits are without merit and intends to vigorously defend against them.

The Company cannot predict with certainty the eventual outcome of the foregoing Mass. Proceeding, other governmental investigations or class actions or other lawsuits. The impact, if any, of these matters on the Trust is uncertain at this time. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


                                                          Semiannual Report | 91

      Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      Item 4. Principal Accountant Fees and Services.  N/A

      Item 5. Audit Committee of Listed Registrants.  N/A

      Item 6. Schedule of Investments.  N/A

      Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

      Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

      Item 9. Submission of Matters to a Vote of Security Holders. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      Item 10. Controls and Procedures.
(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 11. Exhibits.

(A) Code of Ethics

(B) (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ADJUSTABLE RATE SECURITIES PORTFOLIOS

By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    June 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    June 30, 2004


By /s/Galen G. Vetter
      Chief Financial Officer
Date    June 30, 2004